STOCK PAYABLE (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Marketing services				$ 290,791	$ 88,369	$ 224,265			$ 312,634	$ 1,656,428
Marketing services							$ 69,406
AAA Tuscaloosa LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Marketing services	$ 69,406
Investments	1,000,000		$ 1,000,000
Marketing services	$ 69,406
Exercise of warrants		$ 5,030,248	5,030,248
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Marketing services				$ 3
Common Stock [Member] | AAA Tuscaloosa LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Marketing services			$ 1,000,000